Century Capital Management Trust
100 Federal Street, 29th Floor
Boston, MA  02110

VIA EDGAR

March 5, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-0213

Re:         Century Capital Management Trust (the “Trust”) (File Nos. 333-86067 and 811-09561) and its series,
Century Small Cap Select Fund, Century Shares Trust, and Century Growth Opportunities Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 30 to the Trust’s Registration Statement, which was filed electronically on February 28, 2013.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (617) 701-5115.

Very truly yours,

/s/ Maureen E. Kane

Maureen E. Kane
Secretary